Financial instruments - additional disclosures (Details 10) $ in Millions, € in Billions, ¥ in Billions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 JPY (¥)	Dec. 31, 2021 EUR (€)
Disclosure of derivative financial instruments [line items]
Transfers out of Level 3 of fair value hierarchy, assets	$ (44)	$ (73)
Transfers into Level 3 of fair value hierarchy, assets		29
Description of reasons for transfers out of Level 3 of fair value hierarchy, assets	During 2022, there was one transfer of equity securities from Level 3 to Level 1 for USD 44 million (2021: USD 73 million), due to Initial Public Offering of the invested company. During 2022, there were no transfers of equity securities from Level 1 to Level 3 due to de-listing (2021: USD 29 million).
Amount of change in OCI when most significant parameters for level 3 change more than 10%	$ 154
Amount of change in OCI when POS for level 3 change more than 10%	140
Fair value of other financial assets sold	3	254
Long-term financial debt with a carrying amount	$ 2,000	2,100	€ 1.8		€ 1.8
Maximum margin percentage impact of commodity price change	10.00%
Maximum holding in unrelated company	5.00%
Unrealized income was recognized in other comprehensive income and accumulated in currency translation effects in relation with this net investment hedge	$ 91	216
Borrowings commercial paper maximum borrowing amount	$ 2,800	900
Borrowings commercial paper, number of programs	3		3	3
Borrowings credit facility committed	$ 6,000
Net loss/gain recorded on equity securities and fund investments at fair value through the consolidated income statement	316	55
Fair value of fund investments and equity securities	1,600	$ 2,200
US commercial paper programs [member]
Disclosure of derivative financial instruments [line items]
Borrowings commercial paper maximum borrowing amount	$ 9,000
Borrowings commercial paper, number of programs	2		2	2
JP commercial paper programs [member]
Disclosure of derivative financial instruments [line items]
Borrowings commercial paper maximum borrowing amount	$ 1,100			¥ 150
Borrowings commercial paper, number of programs	1		1	1
Largest financial institution [member]
Counterparty risk [abstract]
Percentage of entity's cash and cash equivalents held with financial institution	13.20%	9.70%
Second largest financial institution [member]
Counterparty risk [abstract]
Percentage of entity's cash and cash equivalents held with financial institution	9.20%	9.70%
Third largest financial institution [member]
Counterparty risk [abstract]
Percentage of entity's cash and cash equivalents held with financial institution	6.80%	7.60%